INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($) $ in Thousands	Mar. 20, 2026	Dec. 31, 2025	Dec. 31, 2024
Investments in equity securities		$ 2,200	$ 2,200
Subsequent Event [Member]
Investments in equity securities	$ 2,200
Blissful Link Investments [Member]
Equity interest held		4.40%